UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	DECEMBER 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	FEBRUARY 9, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $98,680

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
								VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- --------------- ----------	---------	------- ----	----	-----------------	------- ------- ------
ABBOTT LABS			COM		002824100	217		4020	SH		SOLE			356	0	3664
AMGEN INC 			COM		031162100	1006		17780	SH		SOLE			9245	0	8535
AT&T INC 			COM		00206R102	610		21753	SH		SOLE			11239	0	10514
CME GROUP INC 			COM		12572Q105	948		2821	SH		SOLE			2231	0	590
CONOCOPHILLIPS 			COM		20825C104	422		8254	SH		SOLE			8254	0	0
DU PONT E I DE NEMOURS & CO 	COM		263534109	746		22145	SH		SOLE			22145	0	0
EXXON MOBIL CORP 		COM		30231G102	521		7636	SH		SOLE			4823	0	2813
GENERAL ELECTRIC CO 		COM		369604103	766		50651	SH		SOLE			50201	0	450
HEINZ H J CO 			COM		423074103	470		11000	SH		SOLE			10000	0	1000
ISHARES TR INDEX		BARCLYS TIPS BD	464287176	148		1429	SH		SOLE			1214	0	215
ISHARES TR INDEX		IBOXX INV CPBD	464287242	752		7220	SH		SOLE			7220	0	0
ISHARES TR INDEX		MSCI EAFE IDX	464287465	3195		57797	SH		SOLE			43437	0	14360
ISHARES TR INDEX		RUSSELL 2000	464287655	12433		199112	SH		SOLE			179192	0	19920
ISHARES TR INDEX		S&P 500 INDEX	464287200	9330		83443	SH		SOLE			72000	0	11443
ISHARES TR INDEX		S&P MIDCAP 400	464287507	731		10095	SH		SOLE			10095	0	0
ISHARES TR INDEX		S&P NA NAT RES	464287374	8214		239398	SH		SOLE			223311	0	16087
ISHARES TR INDEX		S&P SMLCAP 600	464287804	697		12739	SH		SOLE			12490	0	249
JOHNSON & JOHNSON 		COM		478160104	716		11112	SH		SOLE			11112	0	0
JPMORGAN CHASE & CO 		COM		46625H100	1618		38831	SH		SOLE			27349	0	11482
PRICE T ROWE GROUP INC 		COM		74144T108	426		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM		742718109	588		9706	SH		SOLE			9706	0	0
SARA LEE CORP 			COM		803111103	122		10000	SH		SOLE			10000	0	0
SPDR SERIES TRUST 		DJ REIT ETF	78464A607	2071		42092	SH		SOLE			32593	0	9499
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT	921937835	1253		15948	SH		SOLE			10287	0	5661
VANGUARD INDEX FDS		LARGE CAP ETF	922908637	11566		228257	SH		SOLE			209509	0	18748
VANGUARD INDEX FDS		REIT ETF	922908553	8849		197780	SH		SOLE			181579	0	16201
VANGUARD INDEX FDS		SMALL CP ETF	922908751	7135		124419	SH		SOLE			110641	0	13778
VANGUARD INTL EQUITY INDEX F 	EMR MKT ETF	922042858	5855		142810	SH		SOLE			122203	0	20607
VANGUARD TAX-MANAGED FD 	EUROPE PAC ETF	921943858	4375		127933	SH		SOLE			122116	0	5817
WELLPOINT INC 			COM		94973V107	340		5840	SH		SOLE			5840	0	0
WISDOMTREE TRUST		DEFA FD		97717W703	6270		134293	SH		SOLE			113182	0	21111
WISDOMTREE TRUST		EARNING 500 FD	97717W588	588		15100	SH		SOLE			15100	0	0
WISDOMTREE TRUST		EMERG MKTS ETF	97717W315	2142		43092	SH		SOLE			31172	0	11920
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	1386		33586	SH		SOLE			24249	0	9337
WISDOMTREE TRUST		SMALLCAP DIVID	97717W604	1502		38708	SH		SOLE			8448	0	30260
WISDOMTREE TRUST		SMLCAP EARN FD	97717W562	672		16226	SH		SOLE			16226	0	0